SEI ASSET ALLOCATION TRUST

Diversified Conservative Income Fund
Diversified Conservative Fund
Diversified Global Moderate Growth Fund
Diversified Moderate Growth Fund
Diversified Global Growth Fund
Diversified Global Stock Fund
Diversified U.S. Stock Fund

Supplement Dated November 8, 2005
to the Class A Shares Prospectus Dated July 31, 2005

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Fund Name for an Underlying SEI Fund

At a meeting held on September 20, 2005, the Board of Trustees of SEI Institutional Managed Trust approved the change of the Large Cap Disciplined Equity Fund's name to the Large Cap Diversified Alpha Fund. Accordingly, the Prospectus is hereby amended to reflect this change.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI ASSET ALLOCATION TRUST

Diversified Conservative Income Fund
Diversified Conservative Fund
Diversified Global Moderate Growth Fund
Diversified Moderate Growth Fund
Diversified Global Growth Fund
Diversified Global Stock Fund
Diversified U.S. Stock Fund

Supplement Dated November 8, 2005
to the Class D Shares Prospectus Dated July 31, 2005

This Supplement provides new and additional information beyond that contained in the Class D Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Fund Name for an Underlying SEI Fund

At a meeting held on September 20, 2005, the Board of Trustees of SEI Institutional Managed Trust approved the change of the Large Cap Disciplined Equity Fund's name to the Large Cap Diversified Alpha Fund. Accordingly, the Prospectus is hereby amended to reflect this change.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI ASSET ALLOCATION TRUST

Diversified Conservative Income Fund
Diversified Conservative Fund
Diversified Global Moderate Growth Fund
Diversified Moderate Growth Fund
Diversified Global Growth Fund
Diversified Global Stock Fund
Diversified U.S. Stock Fund

Supplement Dated November 8, 2005
to the Class I Shares Prospectus Dated July 31, 2005

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Fund Name for an Underlying SEI Fund

At a meeting held on September 20, 2005, the Board of Trustees of SEI Institutional Managed Trust approved the change of the Large Cap Disciplined Equity Fund's name to the Large Cap Diversified Alpha Fund. Accordingly, the Prospectus is hereby amended to reflect this change.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
TM Defensive Strategy Allocation Fund
Conservative Strategy Fund
TM Conservative Strategy Allocation Fund
Moderate Strategy Fund
TM Moderate Strategy Allocation Fund
Aggressive Strategy Fund
Tax-Managed Aggressive Strategy Fund
Core Market Strategy Fund
TM Core Market Strategy Allocation Fund
Market Growth Strategy Fund
TM Market Growth Strategy Allocation Fund

Supplement Dated November 8, 2005
to the Class A Shares Prospectus Dated July 31, 2005

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Fund Name for an Underlying SEI Fund

At a meeting held on September 20, 2005, the Board of Trustees of SEI Institutional Managed Trust approved the change of the Large Cap Disciplined Equity Fund's name to the Large Cap Diversified Alpha Fund. Accordingly, the Prospectus is hereby amended to reflect this change.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement Dated November 8, 2005
to the Class I Shares Prospectus Dated July 31, 2005

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Fund Name for an Underlying SEI Fund

At a meeting held on September 20, 2005, the Board of Trustees of SEI Institutional Managed Trust approved the change of the Large Cap Disciplined Equity Fund's name to the Large Cap Diversified Alpha Fund. Accordingly, the Prospectus is hereby amended to reflect this change.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI ASSET ALLOCATION TRUST

Diversified Conservative Income Fund
Diversified Conservative Fund
Diversified Global Moderate Growth Fund
Diversified Moderate Growth Fund
Diversified Global Growth Fund
Diversified Global Stock Fund
Diversified U.S. Stock Fund
Defensive Strategy Fund
TM Defensive Strategy Allocation Fund
Conservative Strategy Fund
TM Conservative Strategy Allocation Fund
Moderate Strategy Fund
TM Moderate Strategy Allocation Fund
Aggressive Strategy Fund
Tax-Managed Aggressive Strategy Fund
Core Market Strategy Fund
TM Core Market Strategy Allocation Fund
Market Growth Strategy Fund
TM Market Growth Strategy Allocation Fund

Supplement Dated November 8, 2005
to the Statement of Additional Information ("SAI") Dated July 31, 2005

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Change in Fund Name for an Underlying SEI Fund

At a meeting held on September 20, 2005, the Board of Trustees of SEI Institutional Managed Trust approved the change of the Large Cap Disciplined Equity Fund's name to the Large Cap Diversified Alpha Fund. Accordingly, the SAI is hereby amended to reflect this change.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE